Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 14
Entity Central Index Key	0000717819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
PGIM Floating Rate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class A
Trading Symbol	FRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class A	$103	1.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. leveraged loans generated positive performance over the reporting period, as solid corporate earnings, supportive technicals, and generally resilient economic data held firm against geopolitical uncertainty and U.S.-driven trade tensions on multiple fronts. While a bifurcation in the market between higher credit-quality loan issues seeing more demand than lower credit-quality loan issues prevailed, the par-weighted loan default rate ended the period 67 basis points (bps) lower at 3.23%. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $903 billion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $194 billion.
■
The following contributed the most to the Fund’s performance relative to the S&P UBS Leveraged Loan Index (the Index) during the period:
overall sector allocation, with overweights to AA collateralized loan obligations, investment-grade corporates, and high yield corporates contributing; overall security selection, with selection in the health care & pharmaceutical, banking, and paper & packaging industries contributing; and overall industry allocation, with underweights to technology and automotive, and an overweight to real estate investment trusts contributing.
■
While overall security selection contributed to the Fund’s performance relative to the Index, selection in the automotive, media & entertainment, and chemicals industries detracted. Although overall sector allocation contributed to performance, an underweight to the U.S. bank loan sector and an overweight to the European bank loan sector detracted. While overall industry allocation contributed to performance, an underweight to retailers & restaurants and an overweight to chemicals detracted. From a market perspective, having more risk, on average, than the Index also detracted.
■
During the period, the Fund used sovereign futures and foreign currency exchange contracts to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	1.80%	4.77%	5.17%
Class A without sales charges	4.15%	5.25%	5.41%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
S&P UBS Leveraged Loan Index	3.88%	5.73%	5.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,087,103,553
Holdings Count | Holdings	458
Advisory Fees Paid, Amount	$ 12,547,117
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 2,087,103,553
Number of fund holdings	458
Total advisory fees paid for the year	$ 12,547,117
Portfolio turnover rate for the year	53%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.8
AA	17.5
A	2.7
BBB	9.5
BB	20.2
B	40.5
CCC	3.3
Not Rated	5.6
Cash/Cash Equivalents	(1.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Floating Rate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class C
Trading Symbol	FRFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class C	$180	1.77%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. leveraged loans generated positive performance over the reporting period, as solid corporate earnings, supportive technicals, and generally resilient economic data held firm against geopolitical uncertainty and U.S.-driven trade tensions on multiple fronts. While a bifurcation in the market between higher credit-quality loan issues seeing more demand than lower credit-quality loan issues prevailed, the par-weighted loan default rate ended the period 67 basis points (bps) lower at 3.23%. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $903 billion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $194 billion.
■
The following contributed the most to the Fund’s performance relative to the S&P UBS Leveraged Loan Index (the Index) during the period:
overall sector allocation, with overweights to AA collateralized loan obligations, investment-grade corporates, and high yield corporates contributing; overall security selection, with selection in the health care & pharmaceutical, banking, and paper & packaging industries contributing; and overall industry allocation, with underweights to technology and automotive, and an overweight to real estate investment trusts contributing.
■
While overall security selection contributed to the Fund’s performance relative to the Index, selection in the automotive, media & entertainment, and chemicals industries detracted. Although overall sector allocation contributed to performance, an underweight to the U.S. bank loan sector and an overweight to the European bank loan sector detracted. While overall industry allocation contributed to performance, an underweight to retailers & restaurants and an overweight to chemicals detracted. From a market perspective, having more risk, on average, than the Index also detracted.
■
During the period, the Fund used sovereign futures and foreign currency exchange contracts to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	2.29%	4.44%	4.63%
Class C without sales charges	3.26%	4.44%	4.63%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
S&P UBS Leveraged Loan Index	3.88%	5.73%	5.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,087,103,553
Holdings Count | Holdings	458
Advisory Fees Paid, Amount	$ 12,547,117
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 2,087,103,553
Number of fund holdings	458
Total advisory fees paid for the year	$ 12,547,117
Portfolio turnover rate for the year	53%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.8
AA	17.5
A	2.7
BBB	9.5
BB	20.2
B	40.5
CCC	3.3
Not Rated	5.6
Cash/Cash Equivalents	(1.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Floating Rate Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class Z
Trading Symbol	FRFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class Z	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. leveraged loans generated positive performance over the reporting period, as solid corporate earnings, supportive technicals, and generally resilient economic data held firm against geopolitical uncertainty and U.S.-driven trade tensions on multiple fronts. While a bifurcation in the market between higher credit-quality loan issues seeing more demand than lower credit-quality loan issues prevailed, the par-weighted loan default rate ended the period 67 basis points (bps) lower at 3.23%. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $903 billion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $194 billion.
■
The following contributed the most to the Fund’s performance relative to the S&P UBS Leveraged Loan Index (the Index) during the period:
overall sector allocation, with overweights to AA collateralized loan obligations, investment-grade corporates, and high yield corporates contributing; overall security selection, with selection in the health care & pharmaceutical, banking, and paper & packaging industries contributing; and overall industry allocation, with underweights to technology and automotive, and an overweight to real estate investment trusts contributing.
■
While overall security selection contributed to the Fund’s performance relative to the Index, selection in the automotive, media & entertainment, and chemicals industries detracted. Although overall sector allocation contributed to performance, an underweight to the U.S. bank loan sector and an overweight to the European bank loan sector detracted. While overall industry allocation contributed to performance, an underweight to retailers & restaurants and an overweight to chemicals detracted. From a market perspective, having more risk, on average, than the Index also detracted.
■
During the period, the Fund used sovereign futures and foreign currency exchange contracts to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	4.30%	5.49%	5.67%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
S&P UBS Leveraged Loan Index	3.88%	5.73%	5.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,087,103,553
Holdings Count | Holdings	458
Advisory Fees Paid, Amount	$ 12,547,117
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 2,087,103,553
Number of fund holdings	458
Total advisory fees paid for the year	$ 12,547,117
Portfolio turnover rate for the year	53%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.8
AA	17.5
A	2.7
BBB	9.5
BB	20.2
B	40.5
CCC	3.3
Not Rated	5.6
Cash/Cash Equivalents	(1.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Floating Rate Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class R6
Trading Symbol	PFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class R6	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. leveraged loans generated positive performance over the reporting period, as solid corporate earnings, supportive technicals, and generally resilient economic data held firm against geopolitical uncertainty and U.S.-driven trade tensions on multiple fronts. While a bifurcation in the market between higher credit-quality loan issues seeing more demand than lower credit-quality loan issues prevailed, the par-weighted loan default rate ended the period 67 basis points (bps) lower at 3.23%. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $903 billion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $194 billion.
■
The following contributed the most to the Fund’s performance relative to the S&P UBS Leveraged Loan Index (the Index) during the period:
overall sector allocation, with overweights to AA collateralized loan obligations, investment-grade corporates, and high yield corporates contributing; overall security selection, with selection in the health care & pharmaceutical, banking, and paper & packaging industries contributing; and overall industry allocation, with underweights to technology and automotive, and an overweight to real estate investment trusts contributing.
■
While overall security selection contributed to the Fund’s performance relative to the Index, selection in the automotive, media & entertainment, and chemicals industries detracted. Although overall sector allocation contributed to performance, an underweight to the U.S. bank loan sector and an overweight to the European bank loan sector detracted. While overall industry allocation contributed to performance, an underweight to retailers & restaurants and an overweight to chemicals detracted. From a market perspective, having more risk, on average, than the Index also detracted.
■
During the period, the Fund used sovereign futures and foreign currency exchange contracts to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	4.35%	5.56%	5.73%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
S&P UBS Leveraged Loan Index	3.88%	5.73%	5.80%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,087,103,553
Holdings Count | Holdings	458
Advisory Fees Paid, Amount	$ 12,547,117
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 2,087,103,553
Number of fund holdings	458
Total advisory fees paid for the year	$ 12,547,117
Portfolio turnover rate for the year	53%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.8
AA	17.5
A	2.7
BBB	9.5
BB	20.2
B	40.5
CCC	3.3
Not Rated	5.6
Cash/Cash Equivalents	(1.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Government Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class A
Trading Symbol	PGVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class A	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) While the U.S. Administration sought ways to support affordability domestically (e.g., $200 billion proposal to purchase mortgage securities across coupons) in 2026, inflation and fiscal uncertainty—tied to heightened geopolitical tensions abroad, kept market volatility elevated and the Fed cautious about the pace of future rate cuts for the year. Despite the uncertainty, securitized credit—e.g., mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loans obligations (CLOs) were among the most resilient fixed-income sectors as the period ended.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex-Credit Index (the Index) during the period: positioning in MBS and agency CMBS; security selection in sovereign credits and U.S. Treasurys; an overweight allocation to the AAA
CLOs; having more risk over the period (on average) than the Index (from a market perspective); and the combined impact of the Fund’s yield curve strategies and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
An overweight to the sovereign credit sector detracted most from the Fund’s performance relative to the Index during the reporting period.
■
During the period, the Fund utilized derivatives in the form of Treasury swaps and financial futures to help manage its duration positioning and yield curve exposure. Overall, the use of these derivatives had a minimal impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.60%	-1.32%	0.41%
Class A without sales charges	6.05%	-0.66%	0.75%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg US Aggregate ex-Credit Index	6.10%	0.24%	1.44%
Bloomberg US Government Bond Index	5.32%	-0.06%	1.26%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 220,841,228
Holdings Count | Holdings	332
Advisory Fees Paid, Amount	$ 789,177
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 220,841,228
Number of fund holdings	332
Total advisory fees paid for the year	$ 789,177
Portfolio turnover rate for the year	139%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	19.1
AA	78.5
Not Rated	0.7
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Government Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class C
Trading Symbol	PRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class C	$210	2.05%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) While the U.S. Administration sought ways to support affordability domestically (e.g., $200 billion proposal to purchase mortgage securities across coupons) in 2026, inflation and fiscal uncertainty—tied to heightened geopolitical tensions abroad, kept market volatility elevated and the Fed cautious about the pace of future rate cuts for the year. Despite the uncertainty, securitized credit—e.g., mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loans obligations (CLOs) were among the most resilient fixed-income sectors as the period ended.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex-Credit Index (the Index) during the period: positioning in MBS and agency CMBS; security selection in sovereign credits and U.S. Treasurys; an overweight allocation to the AAA
CLOs; having more risk over the period (on average) than the Index (from a market perspective); and the combined impact of the Fund’s yield curve strategies and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
An overweight to the sovereign credit sector detracted most from the Fund’s performance relative to the Index during the reporting period.
■
During the period, the Fund utilized derivatives in the form of Treasury swaps and financial futures to help manage its duration positioning and yield curve exposure. Overall, the use of these derivatives had a minimal impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	3.82%	-1.65%	-0.15%
Class C without sales charges	4.82%	-1.65%	-0.15%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg US Aggregate ex-Credit Index	6.10%	0.24%	1.44%
Bloomberg US Government Bond Index	5.32%	-0.06%	1.26%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 220,841,228
Holdings Count | Holdings	332
Advisory Fees Paid, Amount	$ 789,177
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 220,841,228
Number of fund holdings	332
Total advisory fees paid for the year	$ 789,177
Portfolio turnover rate for the year	139%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	19.1
AA	78.5
Not Rated	0.7
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Government Income Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class R
Trading Symbol	JDRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R	$126	1.23%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) While the U.S. Administration sought ways to support affordability domestically (e.g., $200 billion proposal to purchase mortgage securities across coupons) in 2026, inflation and fiscal uncertainty—tied to heightened geopolitical tensions abroad, kept market volatility elevated and the Fed cautious about the pace of future rate cuts for the year. Despite the uncertainty, securitized credit—e.g., mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loans obligations (CLOs) were among the most resilient fixed-income sectors as the period ended.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex-Credit Index (the Index) during the period: positioning in MBS and agency CMBS; security selection in sovereign credits and U.S. Treasurys; an overweight allocation to the AAA
CLOs; having more risk over the period (on average) than the Index (from a market perspective); and the combined impact of the Fund’s yield curve strategies and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
An overweight to the sovereign credit sector detracted most from the Fund’s performance relative to the Index during the reporting period.
■
During the period, the Fund utilized derivatives in the form of Treasury swaps and financial futures to help manage its duration positioning and yield curve exposure. Overall, the use of these derivatives had a minimal impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	5.56%	-0.95%	0.46%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg US Aggregate ex-Credit Index	6.10%	0.24%	1.44%
Bloomberg US Government Bond Index	5.32%	-0.06%	1.26%
*The Fund compares its performance against this broad-based index in response to regulatory
requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 220,841,228
Holdings Count | Holdings	332
Advisory Fees Paid, Amount	$ 789,177
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 220,841,228
Number of fund holdings	332
Total advisory fees paid for the year	$ 789,177
Portfolio turnover rate for the year	139%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	19.1
AA	78.5
Not Rated	0.7
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Government Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class Z
Trading Symbol	PGVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class Z	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) While the U.S. Administration sought ways to support affordability domestically (e.g., $200 billion proposal to purchase mortgage securities across coupons) in 2026, inflation and fiscal uncertainty—tied to heightened geopolitical tensions abroad, kept market volatility elevated and the Fed cautious about the pace of future rate cuts for the year. Despite the uncertainty, securitized credit—e.g., mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loans obligations (CLOs) were among the most resilient fixed-income sectors as the period ended.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex-Credit Index (the Index) during the period: positioning in MBS and agency CMBS; security selection in sovereign credits and U.S. Treasurys; an overweight allocation to the AAA
CLOs; having more risk over the period (on average) than the Index (from a market perspective); and the combined impact of the Fund’s yield curve strategies and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
An overweight to the sovereign credit sector detracted most from the Fund’s performance relative to the Index during the reporting period.
■
During the period, the Fund utilized derivatives in the form of Treasury swaps and financial futures to help manage its duration positioning and yield curve exposure. Overall, the use of these derivatives had a minimal impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.36%	-0.18%	1.17%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg US Aggregate ex-Credit Index	6.10%	0.24%	1.44%
Bloomberg US Government Bond Index	5.32%	-0.06%	1.26%
*The Fund compares its performance against this broad-based index in response to regulatory
requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 220,841,228
Holdings Count | Holdings	332
Advisory Fees Paid, Amount	$ 789,177
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 220,841,228
Number of fund holdings	332
Total advisory fees paid for the year	$ 789,177
Portfolio turnover rate for the year	139%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	19.1
AA	78.5
Not Rated	0.7
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Government Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class R6
Trading Symbol	PGIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R6	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) While the U.S. Administration sought ways to support affordability domestically (e.g., $200 billion proposal to purchase mortgage securities across coupons) in 2026, inflation and fiscal uncertainty—tied to heightened geopolitical tensions abroad, kept market volatility elevated and the Fed cautious about the pace of future rate cuts for the year. Despite the uncertainty, securitized credit—e.g., mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loans obligations (CLOs) were among the most resilient fixed-income sectors as the period ended.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex-Credit Index (the Index) during the period: positioning in MBS and agency CMBS; security selection in sovereign credits and U.S. Treasurys; an overweight allocation to the AAA
CLOs; having more risk over the period (on average) than the Index (from a market perspective); and the combined impact of the Fund’s yield curve strategies and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
An overweight to the sovereign credit sector detracted most from the Fund’s performance relative to the Index during the reporting period.
■
During the period, the Fund utilized derivatives in the form of Treasury swaps and financial futures to help manage its duration positioning and yield curve exposure. Overall, the use of these derivatives had a minimal impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	6.37%	-0.17%	1.01% (8/9/2016)
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.66%
Bloomberg US Aggregate ex-Credit Index	6.10%	0.24%	1.27%
Bloomberg US Government Bond Index	5.32%	-0.06%	1.05%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years
of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

Performance Inception Date	Aug. 09, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 220,841,228
Holdings Count | Holdings	332
Advisory Fees Paid, Amount	$ 789,177
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 220,841,228
Number of fund holdings	332
Total advisory fees paid for the year	$ 789,177
Portfolio turnover rate for the year	139%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	19.1
AA	78.5
Not Rated	0.7
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.